Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Income tax expense (benefit)	$ 24,453	$ 23,464	$ 17,393
China
Income Taxes [Line Items]
Current tax expense (benefit)	20,743	17,054	14,616
Deferred tax expense (benefit)	(1,283)	1,317	(1,379)
United States
Income Taxes [Line Items]
Current tax expense (benefit)	6,290	1,650	96
Deferred tax expense (benefit)	(1,298)	3,661	4,002
Other Countries
Income Taxes [Line Items]
Current tax expense (benefit)	(34)	(174)	57
Deferred tax expense (benefit)	$ 35	$ (44)	$ 1